As filed with the Securities and Exchange Commission on November 7, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                    Date of fiscal year end: August 31, 2005

                    Date of reporting period: August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


ANNUAL REPORT

AUGUST 31, 2005


DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND


                                 MONARCH FUNDS

                                    [GRAPHIC]

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

August 31, 2005

Dear Shareholders:

Since our last annual report, the Federal Reserve Bank has continued its focus on increasing the level of short term rates. During August 2005, the central bank increased the Fed Funds rate for the 10th time since June of 2004. The Fed Funds rate as of August 31, 2005 stood at 3.50%. At this time it appears the Federal Reserve will continue to increase short term rates to forestall any potential pickup in core inflation due to excess liquidity in the domestic economy. Despite the previous rate increases, the Gross Domestic Product has continued to grow at a rate in excess of 3% and job growth has exhibited consistent increases albeit at lower levels than in past expansion periods. Due to the probability that the Federal Reserve will continue to increase short term rates our Portfolio Management team continues to seek short average maturities of the funds' portfolios without sacrificing yield. With our short average maturities, we are well positioned to take advantage of these anticipated interest rate increases.

We are pleased to report that Monarch's Daily Assets Government Fund, our oldest fund and performance leader, continued to exhibit strong performance for the year ended August 31, 2005. For the ten-year period ended as of that date, the fund's Universal Shares held the number 6 spot out of 61 funds within the Institutional U.S. Government Money Market Funds category tracked by Lipper Inc.*

For the past thirteen years, we have been and continue to be committed to maintaining a $1.00 per share price through skilled and prudent portfolio management our investors expect while providing them with a competitive return and daily liquidity. We thank all of our investors and the financial intermediaries who offer our funds for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds

* PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. UNIVERSAL SHARES OF DAILY ASSETS GOVERNMENT FUND, RANKED 9 OUT OF 139, 6 OUT OF 103, AND 6 OUT OF 61 WITHIN THE INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUNDS CATEGORY FOR THE 1-, 5- AND 10-YEAR PERIODS AS OF
SEPTEMBER 30, 2005. RANKINGS ARE BASED ON TOTAL RETURN AND WILL VARY FOR OTHER SHARE CLASSES. FORESIDE FUND SERVICES, LLC, DISTRIBUTOR.

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

 MONARCH FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Shareholders and Board of Trustees
Monarch Funds:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund (collectively, the "Funds"), each a series of the Monarch Funds, as of August 31, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund as of August 31, 2005, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.


                                            [KPMG logo]


October 25, 2005

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

August 31, 2005

   FACE                                      SECURITY
  AMOUNT                                   DESCRIPTION                                  RATE  MATURITY     VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            U.S. TREASURY BILLS # - 84.9%
$50,000,000 U.S. Treasury Bill                                                          3.47% 09/15/05 $ 49,937,347
                                                                                                       ------------

            REPURCHASE AGREEMENTS - 99.0%
  7,750,000 Bank of America Securities, dated 8/31/05, to be repurchased at
             $7,750,749; collateralized by various U.S. Treasury Obligations            3.48  09/01/05    7,750,000
 12,500,000 Bear Stearns & Co., Inc., dated 8/31/05, to be repurchased at $12,501,198;
             collateralized by various U.S. Treasury Obligations                        3.45  09/01/05   12,500,000
 12,950,000 Deutsche Bank Securities, Inc., dated 8/31/05, to be repurchased at
             $12,951,263; collateralized by various U.S. Treasury Obligations           3.51  09/01/05   12,950,000
 12,500,000 Goldman Sachs & Co., dated 8/31/05, to be repurchased at $12,501,198;
             collateralized by various U.S. Treasury Obligations                        3.45  09/01/05   12,500,000
 12,500,000 Merrill Lynch & Co., Inc., dated 8/31/05, to be repurchased at
             $12,501,226; collateralized by various U.S. Treasury Obligations           3.53  09/01/05   12,500,000
                                                                                                       ------------

            Total Repurchase Agreements                                                                  58,200,000
                                                                                                       ------------

            MONEY MARKET FUND - 1.0%
    600,000 Dreyfus Treasury Cash Management Fund                                                           600,000
                                                                                                       ------------

            Total Investments at Amortized Cost* - 184.9%                                              $108,737,347
            Other Assets and Liabilities, Net - (84.9%)                                                 (49,914,957)
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $ 58,822,390
                                                                                                       ============

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Repurchase Agreements                                                       53.5%
            U.S. Treasury Bill                                                          45.9%
            Money Market Fund                                                            0.6%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS--DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

August 31, 2005

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. GOVERNMENT SECURITIES - 89.0%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 89.0%
$15,500,000 FHLB                                                                        3.41% 09/02/05 $15,498,536

            Total U.S. Government Securities                                                            15,498,536
                                                                                                       -----------

  SHARES
-----------
            MONEY MARKET FUND - 10.9%
  1,900,000 Dreyfus Prime Treasury Cash Management Fund                                                  1,900,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 99.9%                                               $17,398,536
            Other Assets and Liabilities, Net - 0.1%                                                        23,448
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $17,421,984
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Government Securities                                                  89.1%
            Money Market Fund                                                           10.9%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

August 31, 2005

   FACE                                      SECURITY
  AMOUNT                                   DESCRIPTION                                  RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. GOVERNMENT SECURITIES - 40.3%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 22.6%
$50,000,000 FHLB                                                                        3.15% 09/01/05 $50,000,000
                                                                                                       -----------

            SMALL BUSINESS ADMINISTRATION (+/-) - 17.7%
     26,807 Pool #500536                                                                5.25  05/25/13      27,213
    186,553 Pool #501077                                                                4.75  11/25/14     186,553
    109,489 Pool #501308                                                                4.75  10/25/15     109,489
    706,298 Pool #501543                                                                4.63  07/25/16     706,298
    133,520 Pool #501690                                                                4.38  12/25/16     133,520
    248,206 Pool #501733                                                                4.25  02/25/17     249,886
    329,620 Pool #501898                                                                4.50  07/25/17     329,620
    378,951 Pool #501989                                                                4.38  10/25/12     381,602
  1,422,140 Pool #502150                                                                4.25  02/25/18   1,429,951
     56,924 Pool #502161                                                                4.25  02/25/18      56,924
    567,114 Pool #502208                                                                4.25  02/25/18     568,935
     50,804 Pool #502306                                                                4.25  02/25/18      50,804
     42,326 Pool #502613                                                                4.25  04/25/19      42,326
     49,218 Pool #502914                                                                4.25  03/25/15      49,512
    284,696 Pool #503058                                                                4.13  07/25/15     284,696
    217,050 Pool #503082                                                                4.13  09/25/20     217,050
    195,661 Pool #503120                                                                4.13  10/25/20     195,661
    639,755 Pool #503121                                                                4.13  09/25/15     641,657
  2,396,767 Pool #503152                                                                3.88  11/25/20   2,396,767
    342,489 Pool #503232                                                                3.88  12/25/15     342,489
    262,799 Pool #503278                                                                3.88  02/25/21     262,814
    393,659 Pool #503429                                                                4.00  06/25/16     394,174
    276,940 Pool #503431                                                                4.00  07/25/21     277,012
  1,215,405 Pool #503461                                                                4.00  09/25/21   1,215,999
    247,664 Pool #503472                                                                4.00  08/25/21     247,664
  1,126,453 Pool #503553                                                                3.88  11/25/21   1,127,247
  1,810,666 Pool #503614                                                                3.88  01/25/22   1,810,666
    799,607 Pool #503671                                                                3.88  03/25/22     799,607
    780,466 Pool #503754                                                                3.88  05/25/22     781,101
     58,605 Pool #503780                                                                3.88  03/25/22      58,650
    756,564 Pool #503882                                                                3.75  09/25/22     756,030
    228,824 Pool #503892                                                                3.88  07/25/22     229,044
  1,432,958 Pool #503909                                                                3.75  10/25/22   1,432,509
    670,784 Pool #504015                                                                3.75  01/25/23     670,694
    742,368 Pool #504062                                                                3.75  02/25/23     742,368
    779,872 Pool #504074                                                                3.75  02/25/23     779,872
    401,511 Pool #504203                                                                3.88  07/25/13     401,987
    244,365 Pool #504269                                                                3.88  05/25/15     244,673
    395,073 Pool #504345                                                                3.88  05/25/18     395,073
  8,306,481 Pool #504366                                                                3.63  02/25/24   8,288,212
  4,739,957 Pool #504719                                                                3.88  07/25/24   4,739,957
  1,252,952 Pool #504727                                                                3.88  09/25/24   1,252,952
  1,597,728 Pool #504765                                                                3.88  10/25/09   1,595,594
  1,679,691 Pool #504769                                                                3.88  10/25/24   1,679,691
    120,481 Pool #505204                                                                4.00  09/25/25     120,456
    381,111 Pool #505205                                                                4.06  09/25/07     381,085
                                                                                                       -----------

            Total Small Business Administration                                                         39,086,084
                                                                                                       -----------

            Total U.S. Government Securities                                                            89,086,084
                                                                                                       -----------

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

August 31, 2005

   FACE                                      SECURITY
  AMOUNT                                   DESCRIPTION                                  RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            REPURCHASE AGREEMENTS - 59.5%
$13,600,000 Bank of America Securities, dated 8/31/05, to be repurchased at
             $13,601,349; collateralized by various U.S. Government Agency Obligations  3.57% 09/01/05 $ 13,600,000
 50,000,000 Bear Stearns & Co., Inc., dated 8/31/05, to be repurchased at $50,005,000;
             collateralized by various U.S. Government Agency Obligations               3.60  09/01/05   50,000,000
 50,000,000 Deutsche Bank Securities, Inc., dated 8/31/05, to be repurchased at
             $50,004,958; collateralized by various U.S. Government Agency Obligations  3.57  09/01/05   50,000,000
 17,800,000 Goldman Sachs & Co., Inc., dated 8/31/05, to be repurchased at $17,801,760;
             collateralized by various U.S. Government Agency Obligations               3.56  09/01/05   17,800,000
                                                                                                       ------------

            Total Repurchase Agreements                                                                 131,400,000
                                                                                                       ------------

            Total Investments at Amortized Cost* - 99.8%                                               $220,486,084
            Other Assets and Liabilities, Net - 0.2%                                                        431,788
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $220,917,872
                                                                                                       ============

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Repurchase Agreements                                                       59.6%
            U.S. Government Securities                                                  40.4%

            #  Rates shown are annualized yields at time of purchase.
         (+/-) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2005.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

August 31, 2005

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            U.S. GOVERNMENT SECURITIES - 12.5%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTES # - 12.5%
$50,000,000 FHLB                                                                        3.15% 09/01/05 $ 50,000,000
                                                                                                       ------------

            Total U.S. Government Securities                                                             50,000,000
                                                                                                       ------------

            ASSET-BACKED SECURITY - 2.9%
 11,716,730 Grand Central CDO Ltd. ^, (+/-)                                             3.48  06/10/06   11,716,730
                                                                                                       ------------

            COMMERCIAL PAPER # - 19.2%
 15,000,000 Deutsche Bank Financial, LLC                                                3.54  09/22/05   14,969,113
 16,000,000 Master Funding, LLC^                                                        3.54  09/08/05   15,989,018
 15,000,000 UBS Finance Delaware, LLC                                                   3.51  09/19/05   14,973,750
 15,000,000 WestLB AG^                                                                  3.53  09/19/05   14,973,600
 16,000,000 Windmill Funding Corp.^                                                     3.53  09/23/05   15,965,582
                                                                                                       ------------

            Total Commercial Paper                                                                       76,871,063
                                                                                                       ------------

            CORPORATE NOTES (+/-) - 25.0%
 12,750,000 AllState Financial Global Funding^                                          3.56  12/20/05   12,756,654
 12,838,000 Bear Stearns & Co., Inc.                                                    3.68  06/19/06   12,865,488
  5,000,000 CIT Group, Inc.                                                             3.71  04/19/06    5,003,486
 10,000,000 CIT Group, Inc.                                                             3.79  05/12/06   10,000,000
  4,000,000 Countrywide Home Loan                                                       3.68  04/12/06    4,001,092
 10,000,000 Countrywide Home Loan                                                       3.44  11/30/05   10,000,943
 15,000,000 Goldman Sachs Group, Inc.                                                   3.64  03/21/06   15,018,708
  5,000,000 Merrill Lynch & Co., Inc.                                                   3.60  06/06/06    5,010,251
 10,000,000 Merrill Lynch & Co., Inc.                                                   3.63  09/18/06   10,023,452
 15,000,000 Morgan Stanley                                                              3.75  03/27/06   15,026,836
                                                                                                       ------------

            Total Corporate Notes                                                                        99,706,910
                                                                                                       ------------

            REPURCHASE AGREEMENTS - 40.3%
 43,780,000 Bank of America Securities, dated 8/31/05, to be repurchased at
             $43,784,342; collateralized by various U.S. Government Agency Obligations  3.57  09/01/05   43,780,000
 50,000,000 Bear Stearns & Co., Inc., dated 8/31/05, to be repurchased at $50,005,000;
             collateralized by various U.S. Government Agency Obligations               3.60  09/01/05   50,000,000
 50,000,000 Deutsche Bank Securities, Inc., dated 8/31/05, to be repurchased at
             $50,004,958; collateralized by various U.S. Government Agency Obligations  3.57  09/01/05   50,000,000
 17,050,000 Goldman Sachs & Co., Inc. dated 8/31/05, to be repurchased at $17,051,686;
             collateralized by various U.S. Government Agency Obligations               3.56  09/01/05   17,050,000
                                                                                                       ------------

            Total Repurchase Agreements                                                                 160,830,000
                                                                                                       ------------

            Total Investments at Amortized Cost* - 99.9%                                               $399,124,703
            Other Assets and Liabilities, Net - 0.1%                                                        490,008
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $399,614,711
                                                                                                       ============

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Repurchase Agreements                                                       40.3%
            Corporate Notes                                                             25.0%
            Commercial Paper                                                            19.3%
            U.S. Government Securities                                                  12.5%
            Asset-Backed Security                                                        2.9%

            #  Rates shown are annualized yields at time of purchase.
        (+/-)  Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2005.
            ^  Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $71,401,584 or 17.9% of net assets.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2005

                                                                           DAILY ASSETS
                                                             DAILY ASSETS   GOVERNMENT  DAILY ASSETS  DAILY ASSETS
                                                               TREASURY    OBLIGATIONS   GOVERNMENT       CASH
                                                                 FUND          FUND         FUND          FUND
                                                             ------------  ------------ ------------  ------------
Assets
  Investments:
    Securities at amortized cost                             $ 50,537,347  $17,398,536  $ 89,086,084  $238,294,703
    Repurchase agreements                                      58,200,000           --   131,400,000   160,830,000
  Cash                                                             65,719       77,096        88,288        66,389
  Receivables:
    Dividends                                                       1,627        3,323            --            --
    Interest                                                        5,633           --       267,442       774,846
    Investment securities sold                                         --           --       457,217            --
    Receivable from administrator                                   8,532        3,315            --         9,989
  Prepaid expenses and other assets                                 9,634        2,991        39,131        27,442
                                                             ------------  -----------  ------------  ------------
Total Assets                                                  108,828,492   17,485,261   221,338,162   400,003,369
                                                             ------------  -----------  ------------  ------------

Liabilities
  Payables:
    Dividends                                                       6,444       44,406        83,211       179,163
    Investment securities purchased                            49,937,347           --            --            --
  Accrued expenses:
    Payables to related parties                                    14,329           --        71,446        56,693
    Trustees' fees and expenses                                        --           --           519            --
    Other expenses and other liabilities                           47,982       18,871       265,114       152,802
                                                             ------------  -----------  ------------  ------------
Total Liabilities                                              50,006,102       63,277       420,290       388,658
                                                             ------------  -----------  ------------  ------------

Net Assets                                                   $ 58,822,390  $17,421,984  $220,917,872  $399,614,711
                                                             ============  ===========  ============  ============

Components of Net Assets
  Paid in capital                                            $ 58,822,376  $17,445,796  $220,946,385  $399,628,856
  Undistributed (distributions in excess of) net investment
   income                                                             (83)         408       (28,515)         (560)
  Accumulated net realized gain (loss)                                 97      (24,220)            2       (13,585)
                                                             ------------  -----------  ------------  ------------

Net Assets                                                   $ 58,822,390  $17,421,984  $220,917,872  $399,614,711
                                                             ============  ===========  ============  ============

Net Assets by Class of Shares
  Preferred Shares                                           $         --  $        --  $ 21,316,348  $ 39,745,596
  Universal Shares                                                     --   17,421,984    24,778,936    39,273,438
  Institutional Service Shares                                 11,876,160           --    55,420,010    27,137,261
  Institutional Shares                                                 --           --    56,842,451    56,650,258
  Investor Shares                                              46,946,230           --    62,560,127   236,741,863
  B Shares                                                             --           --            --        30,084
  C Shares                                                             --           --            --        36,211
                                                             ------------  -----------  ------------  ------------

Net Assets                                                   $ 58,822,390  $17,421,984  $220,917,872  $399,614,711
                                                             ============  ===========  ============  ============

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                                     --           --    21,315,555    39,745,722
  Universal Shares                                                     --   17,446,029    24,818,363    39,277,836
  Institutional Service Shares                                 11,871,880           --    55,420,090    27,137,375
  Institutional Shares                                                 --           --    56,837,397    56,652,890
  Investor Shares                                              46,950,506           --    62,554,993   236,748,770
  B Shares                                                             --           --            --        30,084
  C Shares                                                             --           --            --        36,211

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                                     $       1.00  $      1.00  $       1.00  $       1.00

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Year Ended August 31, 2005

                                                               DAILY ASSETS
                                                  DAILY ASSETS  GOVERNMENT  DAILY ASSETS DAILY ASSETS
                                                    TREASURY   OBLIGATIONS   GOVERNMENT      CASH
                                                      FUND         FUND         FUND         FUND
                                                  ------------ ------------ ------------ ------------
Investment Income:
  Interest income                                  $2,866,771   $ 420,378   $35,410,084   $9,744,165
  Dividend income                                      38,093      21,617        41,276       25,860
                                                   ----------   ---------   -----------   ----------
Total Investment Income                             2,904,864     441,995    35,451,360    9,770,025
                                                   ----------   ---------   -----------   ----------
Expenses:
  Investment adviser fees                              44,636       9,101       465,725      132,398
  Administrator fees
    Preferred Shares                                       --          --     1,090,262       23,027
    Universal Shares                                   57,626      18,749        83,845       34,506
    Institutional Service Shares                       14,835          --        72,227       32,044
    Institutional Shares                                   --          --        61,847       64,979
    Investor Shares                                    60,961          --        72,237      239,115
    B Shares                                               --          --            --       19,365
    C Shares                                               --          --            --       19,710
  Shareholder service fees
    Institutional Service Shares                       28,807          --       140,326       62,227
    Institutional Shares                                   --          --       120,100      126,157
    Investor Shares                                   118,355          --       140,301      464,209
    B Shares                                               --          --            --           72
    C Shares                                               --          --            --           79
  Distribution fees
    Investor Shares                                   147,943          --       175,374      580,256
    B Shares                                               --          --            --          216
    C Shares                                               --          --            --          236
  Compliance Services fees                             11,667       2,968       103,471       31,043
  Transfer agency fees
    Preferred Shares                                       --          --        40,306        9,449
    Universal Shares                                   34,541      24,777        55,402       31,437
    Institutional Service Shares                       26,613          --        83,153       43,662
    Institutional Shares                                   --          --       134,896      140,417
    Investor Shares                                   140,369          --       157,217      486,801
    B Shares                                               --          --            --       11,683
    C Shares                                               --          --            --       11,897
  Custodian fees                                       16,202       2,275       167,365       47,777
  Professional fees                                    30,523      23,897        59,222       29,025
  Accountant fees                                      58,664      37,110        88,021      117,171
  Trustees' fees and expenses                           6,025         795        52,746       16,113
  Miscellaneous expenses                               42,265      17,712       111,976      232,680
                                                   ----------   ---------   -----------   ----------
Total Expenses                                        840,032     137,384     3,476,019    3,007,751
  Expenses reimbursed and fees waived                (160,876)   (100,255)     (744,689)    (448,402)
                                                   ----------   ---------   -----------   ----------
Net Expenses                                          679,156      37,129     2,731,330    2,559,349
                                                   ----------   ---------   -----------   ----------
Net Investment Income (Loss)                        2,225,708     404,866    32,720,030    7,210,676
                                                   ----------   ---------   -----------   ----------
Net Realized Gain (Loss) on Investments                   133          --            --       (1,944)
                                                   ----------   ---------   -----------   ----------
Increase (Decrease) in Net Assets from Operations  $2,225,841   $ 404,866   $32,720,030   $7,208,732
                                                   ==========   =========   ===========   ==========

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  DAILY ASSETS                     DAILY ASSETS
                                                                  TREASURY FUND             GOVERNMENT OBLIGATIONS FUND
                                                        --------------------------------  ------------------------------
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                        AUGUST 31, 2005  AUGUST 31, 2004  AUGUST 31, 2005 AUGUST 31, 2004
                                                        ---------------  ---------------  --------------- ---------------
Operations
  Net investment income (loss)                          $     2,225,708  $     1,380,983   $    404,866    $    190,750
  Net realized gain (loss) on investments                           133               --             --              32
                                                        ---------------  ---------------   ------------    ------------
Increase (Decrease) in Net Assets from Operations             2,225,841        1,380,983        404,866         190,782
                                                        ---------------  ---------------   ------------    ------------
Distributions to Shareholders from
  Net investment income--Universal Shares (a)                  (985,929)      (1,090,584)      (404,866)       (200,674)
  Net investment income--Institutional Service Shares          (278,559)        (135,993)            --              --
  Net investment income--Investor Shares                       (961,220)        (164,100)            --              --
  Net realized gain--Preferred Shares                                --               --             --              --
  Net realized gain--Universal Shares                                --               --             --              --
  Net realized gain--Institutional Service Shares                    --               --             --              --
  Net realized gain--Institutional Shares                            --               --             --              --
  Net realized gain--Investor Shares                                 --               --             --              --
                                                        ---------------  ---------------   ------------    ------------
Total Distributions to Shareholders                          (2,225,708)      (1,390,677)      (404,866)       (200,674)
                                                        ---------------  ---------------   ------------    ------------
Capital Share Transactions
  Sale of shares--Universal Shares (a)                      143,522,719      286,622,339     16,700,397      18,831,339
  Sale of shares--Institutional Service Shares              137,281,165      343,639,316             --              --
  Sale of shares--Investor Shares                         1,106,065,389    1,655,597,362             --              --
  Reinvestment of distributions--Universal Shares (a)           171,170              664          6,933           4,082
  Reinvestment of distributions--Institutional Service
   Shares                                                       199,036           73,446             --              --
  Reinvestment of distributions--Investor Shares                960,627          164,012             --              --
  Redemption of shares--Universal Shares (a)               (230,453,376)    (340,004,807)   (19,667,988)    (23,194,936)
  Redemption of shares--Institutional Service Shares       (141,153,779)    (363,233,772)            --              --
  Redemption of shares--Investor Shares                  (1,116,289,749)  (1,696,367,845)            --              --
                                                        ---------------  ---------------   ------------    ------------
Increase (Decrease) from Capital Transactions               (99,696,798)    (113,509,285)    (2,960,658)     (4,359,515)
                                                        ---------------  ---------------   ------------    ------------
Increase (Decrease) in Net Assets                           (99,696,665)    (113,518,979)    (2,960,658)     (4,369,407)
                                                        ---------------  ---------------   ------------    ------------
Net Assets
  Beginning of Period                                       158,519,055      272,038,034     20,382,642      24,752,049
                                                        ---------------  ---------------   ------------    ------------
  End of Period                                         $    58,822,390  $   158,519,055   $ 17,421,984    $ 20,382,642
                                                        ===============  ===============   ============    ============
Share Transactions
  Sale of shares--Universal Shares (a)                      143,522,720      286,622,338     16,700,396      18,831,340
  Sale of shares--Institutional Service Shares              137,281,165      343,639,316             --              --
  Sale of shares--Investor Shares                         1,106,065,388    1,655,597,362             --              --
  Reinvestment of distributions--Universal Shares (a)           171,170              664          6,933           4,082
  Reinvestment of distributions--Institutional Service
   Shares                                                       199,036           73,446             --              --
  Reinvestment of distributions--Investor Shares                960,627          164,012             --              --
  Redemption of shares--Universal Shares (a)               (230,453,376)    (340,004,807)   (19,667,988)    (23,194,936)
  Redemption of shares--Institutional Service Shares       (141,153,779)    (363,233,772)            --              --
  Redemption of shares--Investor Shares                  (1,116,289,749)  (1,696,367,845)            --              --
                                                        ---------------  ---------------   ------------    ------------
Increase (Decrease) in Shares                               (99,696,798)    (113,509,286)    (2,960,659)     (4,359,514)
                                                        ===============  ===============   ============    ============
Undistributed (Distributions in Excess of)
 Net Investment Income                                  $           (83) $           (83)  $        408    $        408
                                                        ---------------  ---------------   ------------    ------------

(a)Daily Assets Treasury Fund Universal Shares ceased operations on February 24, 2005.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          DAILY ASSETS
                                                                        GOVERNMENT FUND
                                                               ---------------------------------
                                                                  YEAR ENDED       YEAR ENDED
                                                                AUGUST 31, 2005  AUGUST 31, 2004
                                                               ----------------  ---------------
Operations
  Net investment income (loss)                                 $     32,720,030  $     8,781,091
  Net realized gain (loss) on investments                                    --            1,250
                                                               ----------------  ---------------
Increase (Decrease) in Net Assets from Operations                    32,720,030        8,782,341
                                                               ----------------  ---------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                           (27,064,461)      (6,598,646)
  Net investment income--Universal Shares                            (1,725,437)      (1,071,470)
  Net investment income--Institutional Service Shares                (1,476,445)        (464,263)
  Net investment income--Institutional Shares                        (1,233,938)        (432,700)
  Net investment income--Investor Shares                             (1,219,599)        (213,682)
  Net investment income--B Shares                                            --               --
  Net investment income--C Shares                                            --               --
  Net realized gain--Universal Shares                                      (149)              --
                                                               ----------------  ---------------
Total Distributions to Shareholders                                 (32,720,029)      (8,780,761)
                                                               ----------------  ---------------
Capital Share Transactions
  Sale of shares--Preferred Shares                               13,457,887,243    8,137,440,578
  Sale of shares--Universal Shares                                  495,568,211      510,810,226
  Sale of shares--Institutional Service Shares                      423,309,543      349,941,112
  Sale of shares--Institutional Shares                              628,209,101      661,445,829
  Sale of shares--Investor Shares                                 1,101,652,154      979,714,457
  Sale of shares--B Shares                                                   --               --
  Sale of shares--C Shares                                                   --               --
  Reinvestment of distributions--Preferred Shares                    27,064,464        6,548,329
  Reinvestment of distributions--Universal Shares                     1,279,994          482,630
  Reinvestment of distributions--Institutional Service Shares         1,200,078          179,970
  Reinvestment of distributions--Institutional Shares                   833,140          247,736
  Reinvestment of distributions--Investor Shares                      1,214,233          213,409
  Reinvestment of distributions--B Shares                                    --               --
  Reinvestment of distributions--C Shares                                    --               --
  Redemption of shares--Preferred Shares                        (13,487,020,990)  (8,132,153,056)
  Redemption of shares--Universal Shares                           (585,949,775)    (511,585,416)
  Redemption of shares--Institutional Service Shares               (424,231,220)    (371,253,091)
  Redemption of shares--Institutional Shares                       (645,775,244)    (678,858,529)
  Redemption of shares--Investor Shares                          (1,104,334,690)    (963,282,301)
  Redemption of shares--B Shares                                             --               --
  Redemption of shares--C Shares                                             --               --
                                                               ----------------  ---------------
Increase (Decrease) Decrease from Capital Transactions             (109,093,758)     (10,108,117)
                                                               ----------------  ---------------
Increase (Decrease) in Net Assets                                  (109,093,757)     (10,106,537)
                                                               ----------------  ---------------
Net Assets
  Beginning of Period                                               330,011,629      340,118,166
                                                               ----------------  ---------------
  End of Period                                                $    220,917,872  $   330,011,629
                                                               ================  ===============
Undistributed (Distributions in Excess of)
 Net Investment Income                                         $        (28,515) $       (28,665)
                                                               ----------------  ---------------

                                                                         DAILY ASSETS
                                                                           CASH FUND
                                                               --------------------------------
                                                                 YEAR ENDED       YEAR ENDED
                                                               AUGUST 31, 2005  AUGUST 31, 2004
                                                               ---------------  ---------------
Operations
  Net investment income (loss)                                 $     7,210,676  $     2,595,618
  Net realized gain (loss) on investments                               (1,944)            (333)
                                                               ---------------  ---------------
Increase (Decrease) in Net Assets from Operations                    7,208,732        2,595,285
                                                               ---------------  ---------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                             (589,768)         (99,959)
  Net investment income--Universal Shares                             (776,984)        (802,986)
  Net investment income--Institutional Service Shares                 (634,583)        (205,357)
  Net investment income--Institutional Shares                       (1,240,847)        (561,597)
  Net investment income--Investor Shares                            (3,967,761)        (926,265)
  Net investment income--B Shares                                         (347)              --
  Net investment income--C Shares                                         (387)              --
  Net realized gain--Universal Shares                                       --               --
                                                               ---------------  ---------------
Total Distributions to Shareholders                                 (7,210,677)      (2,596,164)
                                                               ---------------  ---------------
Capital Share Transactions
  Sale of shares--Preferred Shares                                 235,742,194      157,487,629
  Sale of shares--Universal Shares                                 556,966,206    1,013,494,516
  Sale of shares--Institutional Service Shares                     317,798,401      313,903,413
  Sale of shares--Institutional Shares                             972,584,819      943,789,517
  Sale of shares--Investor Shares                                5,641,350,655    5,071,433,156
  Sale of shares--B Shares                                              91,308               --
  Sale of shares--C Shares                                             100,722               --
  Reinvestment of distributions--Preferred Shares                      192,222           42,043
  Reinvestment of distributions--Universal Shares                      578,709          435,925
  Reinvestment of distributions--Institutional Service Shares          614,454          172,099
  Reinvestment of distributions--Institutional Shares                1,123,763          386,917
  Reinvestment of distributions--Investor Shares                     3,613,494          835,744
  Reinvestment of distributions--B Shares                                  348               --
  Reinvestment of distributions--C Shares                                  387               --
  Redemption of shares--Preferred Shares                          (215,354,337)    (141,343,256)
  Redemption of shares--Universal Shares                          (554,163,851)  (1,082,878,630)
  Redemption of shares--Institutional Service Shares              (317,698,752)    (324,528,053)
  Redemption of shares--Institutional Shares                    (1,013,042,784)    (940,377,890)
  Redemption of shares--Investor Shares                         (5,802,886,123)  (4,980,992,461)
  Redemption of shares--B Shares                                       (61,571)              --
  Redemption of shares--C Shares                                       (64,898)              --
                                                               ---------------  ---------------
Increase (Decrease) Decrease from Capital Transactions            (172,514,634)      31,860,669
                                                               ---------------  ---------------
Increase (Decrease) in Net Assets                                 (172,516,579)      31,859,790
                                                               ---------------  ---------------
Net Assets
  Beginning of Period                                              572,131,290      540,271,500
                                                               ---------------  ---------------
  End of Period                                                $   399,614,711  $   572,131,290
                                                               ===============  ===============
Undistributed (Distributions in Excess of)
 Net Investment Income                                         $          (560) $          (559)
                                                               ---------------  ---------------

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  DAILY ASSETS                    DAILY ASSETS
                                                                GOVERNMENT FUND                     CASH FUND
                                                        -------------------------------  ------------------------------
                                                          YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                        AUGUST 31, 2005  AUGUST 31, 2004 AUGUST 31, 2005 AUGUST 31, 2004
                                                        ---------------  --------------- --------------- ---------------
Share Transactions
  Sale of shares--Preferred Shares                       13,457,887,242   8,137,440,578     235,742,195     157,487,629
  Sale of shares--Universal Shares                          495,568,212     510,810,227     556,966,206   1,013,494,518
  Sale of shares--Institutional Service Shares              423,309,542     349,941,112     317,798,401     313,903,413
  Sale of shares--Institutional Shares                      628,209,101     661,445,830     972,584,819     943,789,517
  Sale of shares--Investor Shares                         1,101,652,156     979,714,457   5,641,350,654   5,071,433,157
  Sale of shares--B Shares                                           --              --          91,307              --
  Sale of shares--C Shares                                           --              --         100,722              --
  Reinvestment of distributions--Preferred Shares            27,064,464       6,548,329         192,222          42,043
  Reinvestment of distributions--Universal Shares             1,279,993         482,630         578,709         435,925
  Reinvestment of distributions--Institutional Service
   Shares                                                     1,200,078         179,970         614,454         172,099
  Reinvestment of distributions--Institutional Shares           833,140         247,735       1,123,763         386,917
  Reinvestment of distributions--Investor Shares              1,214,233         213,409       3,613,494         835,744
  Reinvestment of distributions--B Shares                            --              --             348              --
  Reinvestment of distributions--C Shares                            --              --             387              --
  Redemption of shares--Preferred Shares                (13,487,020,990) (8,132,153,056)   (215,354,760)   (141,343,256)
  Redemption of shares--Universal Shares                   (585,949,775)   (511,585,416)   (554,178,721) (1,082,878,630)
  Redemption of shares--Institutional Service Shares       (424,231,220)   (371,253,091)   (317,703,982)   (324,528,053)
  Redemption of shares--Institutional Shares               (645,775,244)   (678,858,529) (1,013,055,861)   (940,377,890)
  Redemption of shares--Investor Shares                  (1,104,334,690)   (963,282,301) (5,802,929,163) (4,980,992,461)
  Redemption of shares--B Shares                                     --              --         (61,571)             --
  Redemption of shares--C Shares                                     --              --         (64,898)             --
                                                        ---------------  --------------  --------------  --------------
Increase (Decrease) in Shares                              (109,093,758)    (10,108,116)   (172,591,275)     31,860,672
                                                        ===============  ==============  ==============  ==============

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                          SELECTED DATA FOR A SINGLE SHARE                                Net
                      -------------------------------------------------------------------------        Assets at
                      Beginning                  Net     Distributions  Distributions  Ending           End of
                      Net Asset    Net        Realized     from Net       from Net    Net Asset         Period
Year Ended August     Value Per Investment     Gain on    Investment      Realized      Value   Total   (000's
31, (except as noted)   Share     Income     Investments    Income          Gains     Per Share Return Omitted)
--------------------- --------- ----------   ----------- -------------  ------------- --------- ------ ---------
-                     -         -            -           -              -             -         -      -

DAILY ASSETS TREASURY FUND

  Institutional Service Shares/(b)/
----------------------------------------------------------------------------------------------------------------
 2005                   $1.00     $0.02/(c)/     --/(d)/    $(0.02)          --         $1.00   2.03%    11,876
 2004                    1.00      0.01          --          (0.01)          --          1.00   0.59%    15,552
 2003                    1.00      0.01          --          (0.01)          --          1.00   0.84%    35,074
 2002                    1.00      0.02          --/(d)/     (0.02)          --/(d)/     1.00   1.57%    20,068
 2001                    1.00      0.05          --          (0.05)          --          1.00   4.92%    50,554

  Investor Shares
----------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(c)/     --/(d)/     (0.02)          --          1.00   1.64%    46,946
 2004                    1.00        --/(d)/     --             --/(d)/      --          1.00   0.20%    56,217
 2003                    1.00        --/(d)/     --             --/(d)/      --          1.00   0.45%    96,827
 2002                    1.00      0.01          --/(d)/     (0.01)          --/(d)/     1.00   1.17%   133,758
 2001                    1.00      0.04          --          (0.04)          --          1.00   4.52%   233,138

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

  Universal Shares/(e)/
----------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(c)/     --          (0.02)          --          1.00   2.27%    17,422
 2004                    1.00      0.01          --/(d)/     (0.01)          --          1.00   0.91%    20,383
 2003                    1.00      0.01          --          (0.01)          --          1.00   1.18%    24,752
 2002                    1.00      0.02          --          (0.02)          --          1.00   1.97%    25,760
 2001                    1.00      0.05          --          (0.05)          --          1.00   5.26%    29,100

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
  Ratios to Average Net Assets
--------------------------------
                         Net
    Net       Gross   Investment
Expenses (a) Expenses   Income
--------------------------------




---------------------------------
   0.45%      0.69%     1.92%
   0.45%      0.56%     0.57%
   0.45%      0.67%     0.84%
   0.45%      0.62%     1.68%
   0.45%      0.61%     4.57%


---------------------------------
   0.84%      0.97%     1.61%
   0.84%      0.89%     0.18%
   0.84%      0.90%     0.45%
   0.85%      0.87%     1.22%
   0.84%      0.84%     4.52%




---------------------------------
   0.20%      0.75%     2.22%
   0.20%      0.70%     0.86%
   0.20%      0.48%     1.14%
   0.20%      0.71%     1.97%
   0.20%      0.57%     5.24%

(a)Reflects the expense ratio excluding any waivers and/or reimbursements.
(b)On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c)Calculated based on average shares outstanding during the period.
(d)Less than $0.01 per share.
(e)On July 22, 2003, Institutional Shares were redesignated as Universal Shares.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                           SELECTED DATA FOR A SINGLE SHARE                                      Net
                      ---------------------------------------------------------------------------              Assets
                      Beginning                  Net       Distributions  Distributions  Ending                at End
                      Net Asset    Net        Realized       from Net       from Net    Net Asset             of Period
Year Ended August     Value Per Investment     Gain on      Investment      Realized      Value     Total      (000's
31, (except as noted)   Share     Income     Investments      Income          Gains     Per Share Return/(b)/ Omitted)
--------------------- --------- ----------   -----------   -------------  ------------- --------- ----------  ---------
-                     -         -            -             -              -             -         -           -

DAILY ASSETS GOVERNMENT FUND

  Preferred Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                   $1.00     $0.02/(d)/       --         $(0.02)          --         $1.00     2.52%     $ 21,316
 2004                    1.00      0.01            --/(f)/     (0.01)          --          1.00     1.04%       23,386
 2003                    1.00      0.01            --          (0.01)          --          1.00     1.40%       11,549
 2002                    1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     2.25%       12,041
 2001/(e)/               1.00        --/(f)/       --             --/(f)/      --          1.00     0.22%            8

  Universal Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(d)/       --          (0.02)          --          1.00     2.43%       24,779
 2004                    1.00      0.01            --/(f)/     (0.01)          --          1.00     0.96%      113,881
 2003                    1.00      0.01            --          (0.01)          --          1.00     1.29%      114,173
 2002                    1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     2.17%       81,426
 2001                    1.00      0.05            --          (0.05)          --          1.00     5.34%      164,500

  Institutional Service Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02(d)         --          (0.02)          --          1.00     2.18%       55,420
 2004                    1.00        --/(f)/       --/(f)/        --/(f)/      --          1.00     0.71%       55,142
 2003/(e)/               1.00        --/(f)/       --             --/(f)/      --          1.00     0.16%       76,273

  Institutional Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(d)/       --          (0.02)          --          1.00     2.06%       56,843
 2004                    1.00      0.01            --/(f)/     (0.01)          --          1.00     0.59%       73,575
 2003                    1.00      0.01            --          (0.01)          --          1.00     0.91%       90,740
 2002                    1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     1.80%      117,476
 2001                    1.00      0.05            --          (0.05)          --          1.00     4.95%      198,324

  Investor Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(d)/       --          (0.02)          --          1.00     1.78%       62,560
 2004                    1.00      0.01            --/(f)/     (0.01)          --          1.00     0.32%       64,028
 2003                    1.00      0.01            --          (0.01)          --          1.00     0.64%       47,383
 2002                    1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     1.52%       58,397
 2001                    1.00      0.05            --          (0.05)          --          1.00     4.68%       61,546

DAILY ASSETS CASH FUND

  Preferred Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.03/(d)/    (0.01)         (0.02)          --          1.00     2.49%       39,746
 2004                    1.00      0.01            --/(f)/     (0.01)          --          1.00     1.04%       19,166
 2003                    1.00      0.01            --          (0.01)          --          1.00     1.37%        2,979
 2002                    1.00      0.02            --          (0.02)          --          1.00     2.21%       13,095
 2001/(e)/               1.00        --/(f)/       --             --/(e)/      --          1.00     0.22%            8

  Universal Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.41%       39,274
 2004                    1.00      0.01            --/(f)/     (0.01)          --          1.00     0.96%       35,892
 2003                    1.00      0.01            --          (0.01)          --          1.00     1.29%      104,842
 2002                    1.00      0.02            --          (0.02)          --          1.00     2.12%       46,833
 2001                    1.00      0.05            --          (0.05)          --          1.00     5.49%       37,236

  Institutional Service Shares
-----------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.15%       27,137
 2004                    1.00      0.01            --/(f)/     (0.01)          --          1.00     0.71%       26,423
 2003/(e)/               1.00        --/(f)/       --             --/(f)/      --          1.00     0.18%       36,876

  RATIOS/SUPPLEMENTAL DATA
---------------------------------
Ratios to Average Net Assets/(a)/
---------------------------------
                         Net
  Net       Gross     Investment
Expenses   Expenses     Income
---------------------------------




----------------------------------
 0.12%       0.18%      2.56%
 0.12%       0.18%      1.06%
 0.11%       0.25%      1.05%
 0.12%       0.22%      2.19%
 0.12%      97.77%      3.64%


----------------------------------
 0.20%       0.25%      2.12%
 0.20%       0.26%      0.95%
 0.20%       0.28%      1.26%
 0.21%       0.25%      2.17%
 0.20%       0.23%      5.29%


----------------------------------
 0.45%       0.50%      2.10%
 0.45%       0.51%      0.69%
 0.45%       0.58%      0.70%


----------------------------------
 0.57%       0.61%      2.05%
 0.57%       0.62%      0.58%
 0.57%       0.63%      0.92%
 0.57%       0.59%      2.05%
 0.57%       0.58%      4.80%


----------------------------------
 0.84%       0.87%      1.74%
 0.84%       0.86%      0.32%
 0.84%       0.89%      0.63%
 0.85%       0.85%      1.43%
 0.84%       0.84%      4.51%




----------------------------------
 0.12%       0.32%      2.64%
 0.12%       0.31%      1.06%
 0.12%       0.30%      1.39%
 0.12%       0.20%      1.88%
 0.12%      91.14%      3.76%


----------------------------------
 0.20%       0.34%      2.32%
 0.20%       0.27%      0.94%
 0.20%       0.28%      1.24%
 0.21%       0.25%      2.03%
 0.20%       0.24%      5.68%


----------------------------------
 0.45%       0.60%      2.04%
 0.45%       0.54%      0.71%
 0.45%       0.58%      0.76%

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                          SELECTED DATA FOR A SINGLE SHARE                                     Net
                      -------------------------------------------------------------------------              Assets
                      Beginning                  Net     Distributions  Distributions  Ending                at End
                      Net Asset    Net        Realized     from Net       from Net    Net Asset             of Period
Year Ended August     Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
31, (except as noted)   Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
--------------------- --------- ----------   ----------- -------------  ------------- --------- ----------  ---------
-                     -         -            -           -              -             -         -           -

  Institutional Shares
---------------------------------------------------------------------------------------------------------------------
 2005                   $1.00     $0.02/(d)/     --/(f)/    $(0.02)          --         $1.00     2.03%     $ 56,650
 2004                    1.00      0.01          --/(f)/     (0.01)          --          1.00     0.59%       95,985
 2003                    1.00      0.01          --          (0.01)          --          1.00     0.92%       92,186
 2002                    1.00      0.02          --          (0.02)          --          1.00     1.75%      347,469
 2001                    1.00      0.05          --          (0.05)          --          1.00     5.11%      736,555

  Investor Shares
---------------------------------------------------------------------------------------------------------------------
 2005                    1.00      0.02/(d)/     --/(f)/     (0.02)          --          1.00     1.76%      236,742
 2004                    1.00        --/(f)/     --/(f)/        --/(f)/      --          1.00     0.32%      394,665
 2003                    1.00      0.01          --          (0.01)          --          1.00     0.64%      303,389
 2002                    1.00      0.01          --          (0.01)          --          1.00     1.48%      646,285
 2001                    1.00      0.05          --          (0.05)          --          1.00     4.85%      791,138

  B Shares
---------------------------------------------------------------------------------------------------------------------
 2005/(e)/               1.00      0.01/(d)/     --/(f)/     (0.01)          --          1.00     0.92%           30

  C Shares
----------------------------------------------------------------------------------------------------------------------
 2005/(e)/               1.00      0.01/(d)/     --/(f)/     (0.01)          --          1.00     0.93%           36

  RATIOS/SUPPLEMENTAL DATA
---------------------------------
Ratios to Average Net Assets/(a)/
---------------------------------
                         Net
  Net       Gross     Investment
Expenses   Expenses     Income
---------------------------------


----------------------------------
 0.57%       0.68%      1.97%
 0.57%       0.63%      0.59%
 0.57%       0.61%      1.01%
 0.57%       0.58%      1.84%
 0.57%       0.57%      5.07%


----------------------------------
 0.84%       0.91%      1.71%
 0.84%       0.87%      0.32%
 0.84%       0.86%      0.68%
 0.83%       0.83%      1.51%
 0.82%       0.82%      4.78%


----------------------------------
 1.65%     161.82%      1.20%


---------------------------------
 1.64%     158.38%      1.23%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Calculated based on average shares outstanding during the period.
(e)See Note 1 for dates of commencement of operations.
(f)Less than $0.01 per share.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2005

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of August 31, 2005, and the dates on which they commenced operations were as follows:

                                                         COMMENCEMENT OF
           FUND                  SHARE CLASS                OPERATIONS
 ------------------------  ------------------------- ------------------------
 Daily Assets Treasury     Institutional Service
   Fund                    Shares                               July 12, 1993
                           Investor Shares                   October 25, 1995
 Daily Assets Government
   Fund                    Preferred Shares                   August 10, 2001
                           Universal Shares                  October 29, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                  December 30, 1999
 Daily Assets Cash Fund    Preferred Shares                   August 10, 2001
                           Universal Shares                  December 1, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                      June 16, 1995
                           B Shares                         November 22, 2004
                           C Shares                         November 17, 2004
 Daily Assets Government
   Obligations             Universal Shares (Note 5)             July 1, 1998

Daily Assets Treasury Fund Universal Shares ceased operations on February 24, 2005.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2005


SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Monarch Investment Advisors, LLC, formerly known as Forum Investment Advisors, LLC (the "Adviser"), is the investment adviser of each Fund. The Adviser receives an advisory fee from the Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Funds.

SHAREHOLDER SERVICES The Funds pay a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for Investor Shares. The plan obligates the Funds to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer and Principal Financial Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS Certain Trustees and Officers of the Trust are directors, officers or employees of the aforementioned companies.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2005


NOTE 4. WAIVER OF FEES/REIMBURSEMENT OF EXPENSES

The Adviser and Citigroup voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the period ended August 31, 2005, fees waived and expenses reimbursed for each of the Funds were as follows:

                                                 DAILY ASSETS
                                 DAILY ASSETS     GOVERNMENT     DAILY ASSETS   DAILY ASSETS
                                 TREASURY FUND OBLIGATIONS FUND GOVERNMENT FUND  CASH FUND
                                 ------------- ---------------- --------------- ------------
Advisory                           $     --        $  9,101        $     --       $     --
Administration                       46,400          18,524         656,886         91,964
Shareholder Service                  64,585              --          58,730        117,130
Transfer Agency                      48,133          23,126          29,073         29,189
Portfolio Accounting                     --          34,940              --             --
Reimbursed Expenses by Citigroup      1,758          14,564              --        210,119
                                   --------        --------        --------       --------
Total                              $160,876        $100,255        $744,689       $448,402
                                   ========        ========        ========       ========

NOTE 5. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of August 31, 2005, distributable earnings (accumulated losses) on a tax basis were as follows:

                                          UNDISTRIBUTED  UNDISTRIBUTED CAPITAL AND
                                         ORDINARY INCOME CAPITAL GAIN  OTHER LOSSES  TOTAL
                                         --------------- ------------- ------------ --------
Daily Assets Treasury Fund                  $  6,458          $--        $     --   $  6,458
Daily Assets Government Obligations Fund      44,813           --         (24,221)    20,592
Daily Assets Government Fund                  14,094           --              --     14,094
Daily Assets Cash Fund                       178,603           --         (13,585)   165,018

The tax character of distributions paid during 2005 and 2004 were as follows:

                                                    ORDINARY INCOME
                                                 ----------------------
                                                    2005        2004
                                                 ----------- ----------
        Daily Assets Treasury Fund               $ 2,225,708 $1,390,677
        Daily Assets Government Obligations Fund     404,866    200,674
        Daily Assets Government Fund              32,720,029  8,780,761
        Daily Assets Cash Fund                     7,210,677  2,596,164

The capital loss carryovers available to offset future gains, as of August 31, 2005, were as follows:

     Daily Assets Government Obligations Fund Expiring August 2006 $18,999
                                              Expiring August 2007     986
                                              Expiring August 2008   3,602
                                              Expiring August 2009     632
                                              Expiring August 2011       2
     Daily Assets Cash Fund                   Expiring August 2010     232
                                              Expiring August 2011   9,421
                                              Expiring August 2012   1,655
                                              Expiring August 2013     333

For tax purposes, the Daily Assets Cash Fund has a current year deferred post-October loss of $1,944. This loss will be recognized for tax purposes on the first day of the following tax year.

NOTE 6. SUBSEQUENT EVENT (UNAUDITED)

The Board of Trustees of the Trust has called a special meeting of the shareholders of each Fund, to approve a new investment advisory agreement (the "New Agreement") between the Trust and the Adviser, with respect to the Funds. The New Agreement contains the same terms and conditions as the current investment advisory agreements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2005


The Adviser is a wholly owned subsidiary of Forum Trust, LLC ("Forum Trust"). Forum Trust intends to sell all of its ownership interest in the Adviser to Anthony R. Fischer, Jr., the Funds' portfolio manager and Jack J. Singer, Executive Director, Vice President, Secretary and Assistant Treasurer of the Adviser, on or about November 1, 2005 (the "Sale"). Pursuant to the terms of the Current Agreements, the Sale will operate to automatically terminate the Current Agreements. The Board of Trustees of the Trust unanimously approved the New Agreement with respect to each Fund subsequent to the Sale, subject to the approval of each Fund's shareholders. The meeting is scheduled to be held on November 1, 2005.

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2005

INVESTMENT ADVISORY AGREEMENT APPROVAL On March 24, 2005, the Board met and discussed the Sale and its possible effect on the Trust, each Fund and its respective shareholders. In evaluating the New Agreement, the Board reviewed materials furnished by the Adviser and the Fund's administrator. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Funds by the Adviser, including investment performance; (2) the advisory fees and total expense ratios of the Funds compared to relevant peer groups of funds; (3) the costs of the services to be provided and profits realized by the Adviser with respect to its relationship with the Funds;
(4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee reflects these economies of scale for the benefit of Fund investors; and (5) other benefits received by the Adviser from its relationship with the Funds. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board met with Messrs. Fischer and Singer and discussed how the Sale would affect the Adviser's services. The Proposed Adviser represented that the Sale would not cause any diminution or disruption to the quality or extent of services provided to the Funds and that they would continue to provide the same services. The Board then considered the financial solvency of the Adviser and its proposed Errors and Omissions Insurance coverage. Based on the foregoing, the Board concluded that the Adviser was sufficiently capitalized to be economically viable during the coming year and possessed the resources necessary to meet its investment mandate. In considering the nature, extent and quality of the services provided to the Funds by the Adviser, the Board observed that Mr. Fischer, the Funds' portfolio manager since their inception, is one of the prospective owners and would continue to manage the Funds after the Sale. In addition, Mr. Singer, the other prospective owner, was previously employed by Imperial Bank, and its successor, Comerica Bank, whose customers comprised the majority of the Funds' shareholder base. Mr. Singer was the Funds' primary point of contact with respect to Fund business at this intermediary since the Funds' inception. The Board also considered the Funds' performance, noting that the Institutional Service, Institutional, Preferred, and Universal share classes each outperformed its Lipper Inc. peer group for the 3-month, 6-month, 1-year, 3-year, and 5-year periods ending December 31, 2004 with respect to total return and that the Funds' performance should not be affected by the Sale since Mr. Fischer will continue to serve as each Fund's portfolio manager. Based upon its review of these factors, the Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.

The Board considered the Adviser's proposed compensation for providing advisory services to the Funds and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the actual advisory fee for the Funds was lower than comparable advisory fees for funds in their Lipper Inc. peer group and would not increase as a result of the Sale. The Board also considered the Funds' total expenses, noting that almost half of the Funds' share classes had lower total expense ratios than the mean total expense ratios of their Lipper Inc. peer groups.

The Board also considered the costs of services and profits of the Adviser. The Board considered that the Adviser provides office space, administrative and other services as will be necessary for the Funds' operations. With respect to the Adviser's projected profitability on services rendered to the Funds, the Board determined that the anticipated level of profits were not excessive in light of the services to be provided. The Board concluded that the Adviser's proposed advisory fees were fair and reasonable.

The Board then considered whether the Funds would benefit from any economies of scale and noted that the investment advisory fees for the Funds contain breakpoints.

The Board noted that following the Sale, the Funds will maintain their existing contracts with the Fund's custodian, transfer agent, fund accountant, distributor and administrator. Thus, there will be no change in the agreements for those service providers. The Board also noted that Mr. Fischer and Mr. Singer will bear all of the costs of the shareholder meeting including the preparation, printing and mailing of a proxy statement and ballot cards and proxy tabulation.

The Board noted that the Sale would satisfy the terms of Section 15(f) of the 1940 Act, which requires that 75% of the Board continue to consist of independent trustees after the Sale and for the next three years. The Board concluded that the approval of the New Agreement subsequent to the Sale would not result in: (1) an increase in the Funds' advisory fee or total expenses;
(2) a change in advisory services, portfolio management personnel or other service provider services; or (3) costs to the Funds in order to seek shareholder approval of the New Agreement.

The Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving and recommending to each Fund's shareholders the approval of the New Agreement subsequent to the Sale.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2005


Based upon its review, the Board concluded that the approval of the New Agreement subsequent to the Sale was reasonable, fair and in the best interests of each Fund and its respective shareholders.

PROXY VOTING GUIDELINES

A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC's website at www.sec.gov. For the twelve months ended June 30, the Funds did not own any securities for which a shareholder meeting was called and voted on.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's website at WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

All of the income dividends paid by each Fund for the tax year ended August 31, 2005 were ordinary income for federal income tax purposes.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including contingent deferred sales charges (loads); and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2005


                               BEGINNING       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  EXPENSE
                             MARCH 1, 2005 AUGUST 31, 2005   PERIOD*     RATIO
                             ------------- --------------- ----------- ----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,012.76       $2.28       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,010.77       $4.26       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,013.91       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%
DAILY ASSETS GOVERNMENT FUND
PREFERRED SHARES
Actual Return                  $1,000.00      $1,015.12       $0.61       0.12%
Hypothetical Return            $1,000.00      $1,024.60       $0.61       0.12%
UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,014.70       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,013.44       $2.28       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                  $1,000.00      $1,012.83       $2.89       0.57%
Hypothetical Return            $1,000.00      $1,022.33       $2.91       0.57%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,011.46       $4.26       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%
DAILY ASSETS CASH FUND
PREFERRED SHARES
Actual Return                  $1,000.00      $1,015.10       $0.61       0.12%
Hypothetical Return            $1,000.00      $1,024.60       $0.61       0.12%
UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,014.68       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,013.42       $2.28       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                  $1,000.00      $1,012.81       $2.89       0.57%
Hypothetical Return            $1,000.00      $1,022.33       $2.91       0.57%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,011.43       $4.26       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%
B SHARES
Actual Return                  $1,000.00      $1,007.35       $8.30       1.64%
Hypothetical Return            $1,000.00      $1,016.94       $8.34       1.64%
C SHARES
Actual Return                  $1,000.00      $1,007.37       $8.30       1.64%
Hypothetical Return            $1,000.00      $1,016.94       $8.34       1.64%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2005


TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty portfolios in the fund complex. No Trustee is a director of any other public company or registered investment company except for John Y. Keffer, who is an Interested Trustee of Wintergreen Fund, Inc. The Funds' Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 754-8757.

                                                                           PRINCIPAL
                                            LENGTH OF                    OCCUPATION(S)
         NAME            POSITION WITH THE    TIME                          DURING
    AND BIRTH DATE             TRUST         SERVED                      PAST 5 YEARS
----------------------- ------------------- ---------- -------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish       Chairman of the     Trustee    Retired; Partner, Wolfe, Block, Schorr and Solis-
Born: November 9, 1943  Board; Trustee;     since 1989 Cohen, LLP (law firm) 2002-2003; Partner, Thelen
                        Chairman,           (Chairman  Reid & Priest LLP (law firm) 1995-2002.
                        Compliance          of the
                        Committee,          Board
                        Nominating          since
                        Committee and       2004)
                        Qualified Legal
                        Compliance
                        Committee

Costas Azariadis        Trustee             Trustee    Professor of Economics, University of California-
Born: February 15, 1943 Chairman, Valuation since 1989 Los Angeles; Visiting Professor of Economics,
                        Committee                      Athens University of Economics and Business
                                                       1998-1999.

James C. Cheng          Trustee             Trustee    President, Technology Marketing Associates
Born: July 26, 1942     Chairman, Audit     since 1989 (marketing company for small-and medium-sized
                        Committee                      businesses in New England).
--------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John Y. Keffer          Trustee             Trustee    President, Forum Trust, LLC (a non-depository
Born: July 15, 1942     Chairman, Contracts since 1989 trust company) since 1997; President, Citigroup
                        Committee                      2003-2005; President, Forum Financial Group,
                                                       LLC ("Forum") (a fund services company acquired
                                                       by Citigroup in 2003).
--------------------------------------------------------------------------------------------------------

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2005

                                                                             PRINCIPAL
                                             LENGTH OF                     OCCUPATION(S)
          NAME            POSITION WITH THE    TIME                           DURING
     AND BIRTH DATE             TRUST         SERVED                       PAST 5 YEARS
------------------------ ------------------- ---------- ---------------------------------------------------
OFFICERS
Simon D. Collier         President and       Since 2005 Managing Director and Principal Executive
Born: October 22, 1961   Principal Executive            Officer, Foreside Fund Services, LLC, the Trust's
                         Officer                        Distributor since 2005; Chief Operating Officer
                                                        and Managing Director, Global Fund Services,
                                                        Citibank, N.A. 2003-2005; Managing Director,
                                                        Global Securities Services for Investors, Citibank,
                                                        N.A. 1999-2003.

Carl A. Bright           Principal Financial Since 2005 President, Foreside Fund Services, LLC, the
Born: December 20, 1957  Officer                        Trust's Distributor since 2004; Consultant,
                                                        Foreside Solutions, LLC 2000-2003 (mutual fund
                                                        development company).

Beth P. Hanson           Vice President/     Since 2003 Relationship Manager, Citigroup since 2003;
Born: July 15, 1966      Assistant Secretary            Relationship Manager, Forum 1999-2003.

Sara M. Morris           Vice President      Since 2004 Director and Relationship Manager, Citigroup
Born: September 18, 1963                                since 2004; Chief Financial Officer, The VIA
                                                        Group, LLC (strategic marketing company)
                                                        2000-2003.

Trudance L. Bakke        Treasurer           Since 2005 Senior Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                   Manager of Corporate Finance, Forum 1999-2003.

David M. Whitaker        Secretary           Since 2004 Senior Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                 Counsel, PFPC, Inc. (a fund services company)
                                                        2000-2004.
-----------------------------------------------------------------------------------------------------------

                                 MONARCH FUNDS

                          DAILY ASSETS TREASURY FUND

                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                         DAILY ASSETS GOVERNMENT FUND

                            DAILY ASSETS CASH FUND


                                  MONARCH FUNDS
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757



                              FOR MORE INFORMATION

 This report is authorized for distribution only to shareholders and to others who have received a copy of an applicable Monarch Funds prospectus

ITEM 2. CODE OF ETHICS.
A code of ethics has not been adopted for the registrant's principal officers, as it is not required by Rule 17j-1 of the 1940 Act.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Trustees that are members of the Audit Committee is sufficient for them to perform the services required of Audit Committee members.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Monarch Daily Assets Government Fund
Monarch Daily Assets Cash Fund
Monarch Daily Assets Treasury Fund
Monarch Daily Assets Government Obligations Fund

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $71,000 in 2004 and $74,500 in 2005.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,032 in 2004 and $0 in 2005. These services consisted of out-of-pocket expenses.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $10,600 in 2004 and $11,100 in 2005. These services consisted of review and/or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - The other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant were $2,500 in 2004 and $5,000 in 2005.

(e) (1) The Registrant's Audit Committee pre-approves all audit and permissible non-audit services rendered to the Registrant in accordance with paragraph
(c)(7)(i) (c) of Rule 2-01 of Regulation S-K.

(e) (2) 100.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $10,600 in 2004 and $11,100 in 2005. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        MONARCH FUNDS

By        /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President and Principal Executive Officer

Date     November 7, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By        /s/ Simon D. Collier
         -----------------------------------
         Simon D. Collier, President and Principal Executive Officer

Date     November 7, 2005
         -----------------------------------


By       /s/ Carl A. Bright
         -----------------------------------
         Carl A. Bright, Principal Financial Officer

Date     November 7, 2005
         -----------------------------------